Note 16 - Summarised financial information on Harvest Fund Management Co., LTD (Detail) - Harvest Fund Management Co., LTD [Member] - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Summarised financial information on Harvest Fund Management Co., LTD [Line Items]
Total net revenues		€ 1,147	[1]	€ 842	[2]
Net income (loss)		295	[1]	224	[2]
Other comprehensive income		1	[1]	5	[2]
Total comprehensive income (loss), net of tax	[3]	294	[1]	219	[2]
Current assets		1,291		1,015
Non-Current assets		966		804
Total assets		2,257		1,819
Current liabilities		1,006		760
Non-Current liabilities		192		169
Total liabilities		1,197		929
Noncontrolling interests		35		23
Net assets of the equity method investee		€ 1,024	[4]	€ 867	[5]

[1]	December 2021 numbers are based on 2021 unaudited financials
[2]	December 2020 numbers are based on 2020 audited financials.
[3]	The Group received dividends from Harvest Fund Management Co., Ltd. of € 68 million during the reporting period 2021 (2020: € 21 million) and in 2020 reported an extraordinary dividend receivable of € 6 million, received in 2021.
[4]	December 2021 numbers are based on 2021 unaudited financials.
[5]	December 2020 numbers are based on 2020 audited financials.